Significant equity transactions, mergers and acquisitions and investments - Trendyol (Details) - Trendyol ¥ in Millions, $ in Millions	1 Months Ended
	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)
Equity transactions, mergers and acquisitions and investments
Total investment consideration	¥ 884	$ 125
Increase in noncontrolling interests	¥ 108
Equity interest held (as a percentage)	86.00%	86.00%